ANNUAL REPORT AS OF
MARCH 31, 1999


SEI ASSET
ALLOCATION TRUST



--------------------------------------------------------------------------------
Diversified Conservative Income
--------------------------------------------------------------------------------
Diversified Conservative
--------------------------------------------------------------------------------
Diversified Global Moderate Growth
--------------------------------------------------------------------------------
Diversified Moderate Growth
--------------------------------------------------------------------------------
Diversified Global Growth
--------------------------------------------------------------------------------
Diversified Global Stock
--------------------------------------------------------------------------------
Diversified U.S. Stock
--------------------------------------------------------------------------------

[Logo Omitted]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
  OF FUND PERFORMANCE.....................................................     1
STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS..........................    11
STATEMENTS OF ASSETS AND LIABILITIES......................................    15
STATEMENTS OF OPERATIONS..................................................    16
STATEMENTS OF CHANGES IN NET ASSETS.......................................    18
FINANCIAL HIGHLIGHTS......................................................    20
NOTES TO FINANCIAL STATEMENTS.............................................    22
REPORT OF INDEPENDENT ACCOUNTANTS.........................................    25
NOTICE TO SHAREHOLDERS....................................................    26

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999



                      DIVERSIFIED CONSERVATIVE INCOME FUND

      OBJECTIVES. The Diversified Conservative Income Fund seeks to provide current income and an opportunity for capital appreciation through limited participation in domestic equity markets. In general, relative to the other Funds, the Diversified Conservative Income Fund should offer investors the potential for a medium to high level of income and the potential for a low to medium level of capital growth, while subjecting investors to a medium level of principal risk.
      STRATEGY. A significant allocation to money market and fixed income funds should provide minimal principal volatility. The Fund is appropriate for investors with shorter time horizons of two to five years.
      The fixed income component of the Fund provides current income. Under normal conditions, 55% of the Fund's assets are allocated to the Core Fixed Income Fund, which invests in intermediate fixed income securities. A 20% allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.
      Under normal conditions, 25% of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.
      ANALYSIS. The Diversified Conservative Income Fund, Class A, returned 7.22% for the fiscal year ending March 31, 1999. The Fund's performance demonstrated that even funds of all U.S. securities are impacted by global events. The ongoing turmoil in global financial markets had a substantial impact on both the U.S. equity and fixed income markets over the fiscal year. The Core Fixed Income Fund was the largest contributor to the Fund's overall performance, returning 6.02% for the period. U.S. investment grade fixed income markets rallied during the second and third quarter of 1998 benefiting from a global flight to quality induced by the Russian devaluation and general emerging market unrest. The bonds leveled off in the last quarter of 1998 as events in Russia began to stabilize. Investment grade markets turned down in the first quarter of 1999 as events in Brazil began to stabilize and the outlook for the global economy became more optimistic. A string of economic reports pointing to an expanding economy caused U.S. Treasuries to fall sharply during the quarter.
--------------------------------------------------------------------------------
                            DIVERSIFIED CONSERVATIVE
                                   INCOME FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                   Annualized
                                         One Year   Inception
                                          Return     to Date
--------------------------------------------------------------------------------
Diversified Conservative Income, Class A   7.22%      11.55%
--------------------------------------------------------------------------------
Diversified Conservative Income, Class D   6.19%      10.61%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED CONSERVATIVE INCOME FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE DIVERSIFIED CONSERVATIVE INCOME BENCHMARK
[GRAPHIC OMITTED]


PLOT POINTS ARE AS FOLLOWS:


  SEI DIVERSIFIED  SEI DIVERSIFIED       LEHMAN           DIVERSIFED
   CONSERVATIVE     CONSERVATIVE        AGGREGATE        CONSERVATIVE
    INCOME FUND      INCOME FUND          BOND              INCOME
      CLASS A          CLASS D            INDEX            BENCHMARK
     $10,000           $10,000          $10,000            $10,000
      10,574            10,496           10,431             10,601
      12,600            12,374           11,683             12,591
      13,510            13,140           12,440             13,570
1 FOR THE PERIOD ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JUNE 21, 1996.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

DIVERSIFIED CONSERVATIVE INCOME FUND (CONTINUED)

The Fund's U.S. equity commitment moved ahead 9.33% during the fiscal year. A healthy economic environment of low inflation, low interest rates and strong consumer confidence fueled returns. Investors persevered through poor earnings reports and global financial shocks throughout the year. The period was characterized by extreme performance differentials between investment styles. Large cap companies trounced small caps by over 30%, while growth stocks outperformed value stocks by over 15%.

                          DIVERSIFIED CONSERVATIVE FUND
      OBJECTIVES. The Diversified Conservative Fund seeks to provide current income with the opportunity for capital appreciation through limited participation in the domestic and international equity markets. In general, relative to the the other Funds, the Diversified Conservative Fund should offer investors the potential for a medium level of income and the potential for a low to medim level of capital growth, while subjecting investors to a medium level of principal risk.
      STRATEGY. The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity and fixed income funds. It is appropriate for investors with an intermediate time horizon of four to twelve years.
      The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between five and ten years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility. Additionally, exposure to an international fixed income fund provides added diversification and opportunity for enhanced returns.


--------------------------------------------------------------------------------
                          DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Diversified Conservative, Class A    8.92%       13.53%
--------------------------------------------------------------------------------
Diversified Conservative, Class D    7.84%       12.18%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED CONSERVATIVE FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX AND THE DIVERSIFIED CONSERVATIVE BENCHMARK

[GRAPHIC OMITTED]

PLOT POINTS ARE AS FOLLOWS:


  SEI DIVERSIFIED      LEHMAN           WILSHIRE          DIVERSIFED
   CONSERVATIVE       AGGREGATE           5000           CONSERVATIVE
   FUND CLASS A      BOND INDEX           INDEX            BENCHMARK
     $10,000           $10,000          $10,000            $10,000
      10,586            10,431           11,064             10,548
      12,952            11,683           16,346             12,817
      14,108            12,440           18,486             13,998





  SEI DIVERSIFIED      LEHMAN           WILSHIRE          DIVERSIFED
   CONSERVATIVE       AGGREGATE           5000           CONSERVATIVE
   FUND CLASS D      BOND INDEX           INDEX            BENCHMARK
     $10,000           $10,000          $10,000            $10,000
      10,680            10,403           11,694             10,701
      12,954            11,652           17,278             13,003
      13,969            12,407           19,539             14,201
1 FOR THE PERIOD ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 26, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

--------------------------------------------------------------------------------

            The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitating transactions.

      ANALYSIS. The Diversified Conservative Fund, Class A, returned 8.92% for the fiscal year ended March 31, 1999. The Fund benefited from its exposure to a number of different asset classes. The Core Fixed Income Fund was the largest contributor to the Fund's overall performance, returning 6.02% for the period. U.S. investment grade fixed income markets rallied during the second and third quarter of 1998 benefiting from a global flight to quality induced by the Russian devaluation and general emerging market unrest. The bonds leveled off in the last quarter of 1998 as events in Russia began to stabilize. Investment grade markets turned down in the first quarter of 1999 as the outlook for the global economy became more optimistic. The International Fixed Income Fund added to the Fund's returns, as it was up 11.08% for the period. International bond markets benefited from low inflation and falling interest rates around the world. An appreciation of global currencies against the dollar also boosted returns. The Fund's U.S. equity commitment moved ahead 9.33% during the fiscal year. A healthy economic environment of low inflation, low interest rates and strong consumer confidence fueled returns. Investors persevered through poor earnings reports and global financial shocks throughout the fiscal year. The period was characterized by extreme performance differentials between growth and value companies and large and small cap companies. Large cap companies trounced small caps by over 30%, while growth stocks outperformed value stocks by over 15%. A 6.13% return in the International Equity Fund also added to the Fund's overall performance. Equity markets outside of the U.S. benefited from a late recovery in Japan and a slight boost from international currency appreciation.


                     DIVERSIFIED GLOBAL MODERATE GROWTH FUND
      OBJECTIVES. The Diversified Global Moderate Growth Fund seeks to provide long-term capital appreciation through participation in the domestic and global equity and debt markets with a limited level of current income. In general, relative to the other funds, the Diversified Global Moderate Growth Fund should offer investors the potential for a medium level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk.
      STRATEGY. The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of five to fifteen years.
      The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

DIVERSIFIED GLOBAL MODERATE GROWTH FUND (CONTINUED)

      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between five and ten years. Exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return.
      ANALYSIS. The Diversified Global Moderate Growth Fund, Class A, returned 4.63% for the fiscal year ended March 31, 1999. The Fund's diversification benefits were evident throughout the period as global financial markets were

--------------------------------------------------------------------------------
                     DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Diversified Global Moderate
   Growth, Class A                   4.63%       13.63%
--------------------------------------------------------------------------------
Diversified Global Moderate
   Growth, Class D                   3.54%       12.26%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL MODERATE GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX AND THE DIVERSIFIED GLOBAL MODERATE GROWTH BENCHMARK

[GRAPHIC OMITTED]


PLOT POINTS ARE AS FOLLOWS:

SEI DIVERSIFIED     LEHMAN                    SEI DIVERSIFIED      DIVERSIFED
GLOBAL MODERATE    AGGREGATE    WILSHIRE      GLOBAL MODERATE   GLOBAL MODERATE
  GROWTH FUND        BOND         5000         GROWTH FUND          GROWTH
    CLASS A         INDEX        INDEX          CLASS D           BENCHMARK

     10,000         10,000       10,000           10,000            10,000
     10,027          9,944       10,064            9,993            10,020
     12,602         11,138       14,870           12,429            12,459
     13,185         11,860       16,817           12,869            13,350



1 FOR THE PERIOD ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

quite volatile. The Fund's U.S. equity commit ment moved ahead 9.33% during the fiscal year. A healthy economic environment of low inflation, low interest rates and strong consumer confidence fueled returns. Investors persevered through poor earnings reports and global financial shocks throughout the fiscal year. The period was characterized by extreme performance differentials between investment styles. Large cap companies trounced small caps by over 30%, while growth stocks outperformed value stocks by over 15%. A 6.13% return in the International Equity Fund also added to the Fund's overall performance. Developed equity markets outside of the U.S. benefited from a late recovery in Japan and a slight boost from international currency appreciation. The Emerging Markets Equity Fund detracted from returns falling close to 30% for the period. Emerging markets plummeted on currency fears and general concern over the health of emerging economies. U.S. investment grade fixed income markets rallied during the second and third quarter of 1998 benefiting from a global flight to quality induced by the Russian devaluation and general emerging market unrest. The bonds leveled off in the last quarter of 1998 as events in Russia began to stabilize. Investment grade markets fell in the first quarter of 1999 as the outlook for the global economy became more optimistic. The International Fixed Income Fund added to the Fund's returns, as it was up 11.08% for the period. International bond markets benefited from low inflation and falling interest rates around the world. An appreciation of global currencies against the dollar also boosted returns. The Emerging Markets Debt Fund detracted from returns, falling 21.10% for the period.

--------------------------------------------------------------------------------


                        DIVERSIFIED MODERATE GROWTH FUND
      OBJECTIVES. The Diversified Moderate Growth Fund seeks to provide long-term capital appreciation with a limited level of current income. In general, relative to the other Funds, the Diversified Moderate Growth Fund should offer investors the potential for a medium level of income and the potential for medium level of capital growth, while subjecting investors to a medium level of principal risk.
      STRATEGY. The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of five to fifteen years.
      The equity component of the Diversified Moderate Growth Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, 12% of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.
      Under normal conditions, 39% of the Fund is allocated across a U.S. fixed income fund and an international fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Moderate Growth Fund, Class A, returned 8.87% for the

--------------------------------------------------------------------------------
                        DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                               Annualized
                                    One Year    Inception
                                     Return      to Date
--------------------------------------------------------------------------------
Diversified Moderate Growth, Class A  8.87%      15.66%
--------------------------------------------------------------------------------
Diversified Moderate Growth, Class D  7.71%      14.20%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED MODERATE GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX AND THE DIVERSIFIED MODERATE GROWTH BENCHMARK

[GRAPHIC OMITTED]

PLOT POINTS ARE AS FOLLOWS:


  SEI DIVERSIFIED      LEHMAN           WILSHIRE          DIVERSIFED
  MODERATE GROWTH    AGGREGATE           5000          MODERATE GROWTH
   FUND CLASS A      BOND INDEX          INDEX            BENCHMARK
     $10,000           $10,000          $10,000            $10,000
      10,670            10,431           11,064             10,667
      13,773            11,683           16,346             13,643
      14,994            12,440           18,486             14,962



  SEI DIVERSIFIED      LEHMAN           WILSHIRE           DIVERSIFED
  MODERATE GROWTH    AGGREGATE           5000           MODERATE GROWTH
   FUND CLASS D      BOND INDEX          INDEX             BENCHMARK
     $10,000           $10,000          $10,000            $10,000
      10,027             9,944           10,064             10,020
      12,602            11,138           14,870             12,459
      13,185            11,860           16,817             13,350



1 FOR THE PERIOD ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 10, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

fiscal year ended March 31, 1999. The Fund's diversification benefits were evident throughout the period as global financial markets were quite volatile. The Fund's U.S. equity commitment moved ahead 9.33% during the fiscal year. A healthy economic environment of low inflation, low interest rates and strong consumer confidence fueled returns. Investors persevered through poor earnings reports and global financial shocks throughout the year. The year was characterized by extreme performance differentials between investment styles. Large cap companies trounced small caps by over 30%, while growth stocks outperformed value stocks by over 15%. A 6.13% return in the International Equity Fund also added to the Fund's performance. Developed equity markets outside of the U.S. benefited from a late recovery in Japan and a slight boost from international currency appreciation. The Emerging Markets Equity Fund detracted from returns falling close to 30% for the period. Emerging markets plummeted on currency fears and general concern over the health of emerging economies. U.S. core fixed income markets rallied during the second and third quarters of 1998 benefiting from a global flight to quality induced by the Russian devaluation and general emerging market unrest. The bonds leveled off in the last quarter of 1998 as events in Russia began to stabilize. Investment grade markets fell in the first quarter of 1999 as events in Brazil began to stabilize and the outlook for the global economy became more optimistic. The International Fixed Income Fund added to the Fund's returns, as it was up 11.08% for the period. International bond markets benefited from low inflation and falling interest rates around the world. An appreciation of global currencies against the dollar also boosted returns. The Emerging Markets Debt Fund detracted from returns, falling 21.10% for the year.


                               DIVERSIFIED GLOBAL
                                   GROWTH FUND

      OBJECTIVES. The Diversified Global Growth Fund seeks to provide long-term capital appreciation. Current income is a secondary consideration. In general, relative to the other Funds, the Diversified Global Growth Fund should offer investors the potential for a low to medium level of income and the potential for a medium to high level of capital growth, while subjecting investors to a higher level of principal risk.
      STRATEGY. The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds. Because of it's commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.
      The domestic equity portion of the Diversified Global Growth Fund invests primarily in large- and some small-sized companies, and provides exposure to distinct styles of growth and value equity fund management. Diversification is further enhanced through exposure to international and emerging markets funds.
      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between five and ten years. Additionally, exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Global Growth Fund, Class A, returned 4.63% for the fiscal year ended March 31, 1999. The Fund's diversification benefits were evident throughout the period as global financial markets were quite

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------

                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Diversified Global Growth, Class A   4.63%       14.90%
--------------------------------------------------------------------------------
Diversified Global Growth, Class D   3.50%       13.36%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX AND THE DIVERSIFIED GLOBAL GROWTH BENCHMARK


[GRAPHIC OMITTED]


PLOT POINTS ARE AS FOLLOWS:


SEI DIVERSIFIED     DIVERSIFED       LEHMAN
    GLOBAL        GLOBAL MODERATE   AGGREGATE         WILSHIRE             MSCI
  GROWTH FUND        GROWTH           BOND              5000               EAFE
    CLASS A         BENCHMARK         INDEX             INDEX              INDEX

   $10,000           $10,000        $10,000           $10,000            $10,000
    10,789            10,781         10,431            11,062              9,988
    14,066            13,907         11,683            16,346             11,847
    14,717            14,906         12,440            18,486             12,565





SEI DIVERSIFIED     DIVERSIFED        LEHMAN
    GLOBAL        GLOBAL MODERATE    AGGREGATE         WILSHIRE            MSCI
  GROWTH FUND        GROWTH           BOND              5000               EAFE
    CLASS A         BENCHMARK         INDEX             INDEX              INDEX

   $10,000           $10,000        $10,000           $10,000            $10,000
    10,670            10,794         10,571            10,972             10,044
    13,787            13,923         11,840            16,212             11,914
    14,270            14,924         12,607            18,335             12,636

1 FOR THE PERIOD ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.


volatile. The Fund's U.S. equity commitment moved ahead 9.33% during the fiscal year. A healthy economic environment of low inflation, low interest rates and strong consumer confidence fueled returns. Investors persevered through poor earnings reports and global financial shocks throughout the fiscal year. The period was characterized by extreme performance differentials between investment styles. Large cap companies trounced small caps by over 30%, while growth stocks outperformed value shares by over 15%. A 6.13% return in the International Equity Fund also added to the Fund's performance. Developed equity markets outside of the U.S. benefited from a late recovery in Japan and a slight boost from international currency appreciation. The Emerging Markets Equity Fund detracted from returns falling close to 30% for the period. Emerging markets plummeted throughout the period on currency fears and general concern over the health of emerging economies. U.S. core fixed income markets rallied during the second and third quarter of 1998 benefiting from a global flight to quality induced by the Russian devaluation and general emerging market unrest. The bonds leveled off in the last quarter of 1998 as events in Russia began to stabilize. Investment grade markets fell in the first quarter as events in Brazil began to stabilize and the outlook for the global economy became more optimistic. The International Fixed Income Fund added to the Fund's returns, as it was up 11.08% for the period. International bond markets benefited from low inflation and falling interest rates around the world. An appreciation of global currencies against the dollar also boosted returns. The Emerging Markets Debt Fund detracted from returns, falling 21.10% for the year.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999


                               DIVERSIFIED GLOBAL
                                   STOCK FUND
      OBJECTIVES. The Diversified Global Stock Fund seeks to provide long-term capital appreciation through a diversified global equity strategy. In general, relative to the other Funds, the Diversified Global Stock Fund should offer investors the potential for a lower level of income and the potential for a higher level of capital growth, while subjecting investors to medium to high levels of principal risk.
      STRATEGY. The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of the Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Global Stock Fund, Class A, returned 4.22% for the fiscal year ended March 31, 1999. Global equity markets were extremely volatile over the period. The Fund's U.S. equity commitment moved ahead 9.33% for the period. A healthy economic


--------------------------------------------------------------------------------
                          DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Diversified Global Stock, Class A    4.22%       16.18%
--------------------------------------------------------------------------------
Diversified Global Stock, Class D    3.23%       14.95%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL STOCK FUND, CLASS A AND CLASS D, VERSUS THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX AND THE DIVERSIFIED GLOBAL STOCK BENCHMARK

[GRAPHIC OMITTED]

PLOT POINTS ARE AS FOLLOWS:


SEI GLOBAL                                        DIVERSIFIED G       SEI GLOBAL
   STOCK          WILSHIRE           MSCI            GLOBAL              STOCK
   FUND             5000             EAFE             STOCK              FUND
  CLASS A           INDEX            INDEX          BENCHMARK           CLASS D
  10,000            10,000          10,000           10,000             10,000
  10,058            10,064           9,844           10,009             10,031
  13,548            14,870          11,675           13,463             13,380
  14,119            16,817          12,383           14,407             13,812


1FOR THE PERIOD ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
 FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN
 THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING
 DECEMBER 9, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

environment of low inflation, low interest rates and strong consumer confidence fueled returns. Investors persevered through poor earnings reports and global financial shocks throughout the year. The U.S. equity market was characterized by extreme performance differentials between investment styles. Large cap companies trounced small caps by close to 30%, while growth stocks handily outperformed value stocks by over 15%. Large cap companies benefited from their perceived stability during market turmoil and predictability of earnings. Growth stocks outperformed as investors reached out for companies that could increase

--------------------------------------------------------------------------------


earnings in the event of an economic downturn. The strongest performing industries were the drug and technology industries. These industries benefited from rising valuations for predictable growth. The International Equity Fund also contributed to performance, returning 6.13% for the period. The European markets benefited from strides towards the European Monetary Union early in the period. The developed Asian markets managed to finish the period in positive territory mainly because of a turnaround in the Japanese equity market during the first quarter of 1999. Emerging markets fell precipitously during 1998 due to the global flight to quality induced by currency fears. The markets recovered a portion of their losses in the first quarter of 1999 benefiting from a rise in commodity prices and a quick recovery in Brazil.


                           DIVERSIFIED U.S. STOCK FUND
      OBJECTIVES. The Diversified U.S. Stock Fund seeks to provide long-term capital appreciation through a diversified domestic equity strategy. Current income is an incidental consideration. In general, relative to the other Funds, the Diversified U.S. Stock Fund should offer investors the potential for a lower level of income and the potential for a high level of capital growth, while subjecting investors to a medium to high level of principal risk.
      STRATEGY. The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value

--------------------------------------------------------------------------------
                           DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                               Annualized
                                   One Year     Inception
                                    Return       to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock, Class A      9.33%       23.34%
--------------------------------------------------------------------------------
Diversified U.S. Stock, Class D      8.18%       22.90%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED U.S. STOCK FUND, CLASS A AND CLASS D, VERSUS THE WILSHIRE
5000 INDEX AND THE DIVERSIFIED U.S. STOCK BENCHMARK


 SEI DIVERSIFIED
    U.S. STOCK        WILSHIRE       U.S. DEVERSIFIED
       FUND             5000           U.S. STOCK
      CLASS A           INDEX           BENCHMARK

      $10,000          $10,000           $10,000

       11,070           10,973            11,051

       16,650           16,212            16,247

       18,203           18,335            17,991



 SEI DIVERSIFIED
    U.S. STOCK        WILSHIRE       U.S. DEVERSIFIED
       FUND             5000           U.S. STOCK
      CLASS D           INDEX           BENCHMARK

      $10,000          $10,000           $10,000

       11,677           11,694            11,728

       17,382           17,278            17,243

       18,804           19,539            19,093



1 FOR THE PERIOD ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING MAY 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

DIVERSIFIED U.S. STOCK FUND (CONTINUED)

and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified U.S. Stock Fund, Class A, returned 9.33% for the fiscal year ended March 31, 1999. A healthy economic environment of low inflation, low interest rates and strong consumer spending fueled the market, while a series of economic and financial shocks weighed on returns. U.S. stocks rallied in the second quarter of 1998 on strong consumer spending. Stocks changed direction in July as investors began to fear a collapse in Russia and the rest of the emerging markets. The market dropped over 20% between mid-July and the end of the third quarter. The market regained its footing early in the fourth quarter once the Federal Reserve stepped in with a series of interest rate cuts. The market rebounded for the remainder of the fourth quarter and into the first quarter of 1999 on strong economic reports including a rise in GDP and a drop in the trade deficit. The Dow Jones Industrial Average closed above 10,000 for the first time in history during the first quarter of 1999, a large psychological hurdle. The one-year period was characterized by extreme performance differentials between investment styles. Large cap companies trounced small caps, and growth stocks decisively outperformed value stocks. The Fund benefited from style neutrality, as the differential between the lowest and highest style Funds was over 50%. Large cap companies benefited from their perceived stability during market turmoil and predictability of earnings. Growth stocks outperformed as investors reached out for companies that could increase earnings in the event of an economic downturn.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

DIVERSIFIED CONSERVATIVE
INCOME FUND

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 24.7%
   SEI Institutional Managed Trust
     Large Cap Growth Fund           101,084      $  2,945
   SEI Institutional Managed Trust
     Large Cap Value Fund            155,351         2,930
   SEI Institutional Managed Trust
     Small Cap Growth Fund            23,391           418
   SEI Institutional Managed Trust
     Small Cap Value Fund             30,600           408
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $6,134)                                     6,701
                                                  --------

FIXED INCOME FUND -- 55.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund        1,443,993        14,974
                                                  --------
TOTAL FIXED INCOME FUND
   (Cost $15,229)                                   14,974
                                                  --------

MONEY MARKET FUND -- 20.1%
   SEI Liquid Asset Trust Prime
     Obligation Fund               5,444,000         5,444
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $5,444)                                     5,444
                                                  --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $26,807)                                   27,119
                                                  --------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                      (39)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   1,894,055 outstanding shares
   of beneficial interest                           21,390
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   442,828 outstanding shares
   of beneficial interest                            4,947
Undistributed net investment income                    238
Accumulated net realized gain on investments           193
Net unrealized appreciation on investments             312
                                                  --------
TOTAL NET ASSETS-- 100.0%                         $ 27,080
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                      $  11.60
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                      $  11.53
                                                  ========

DIVERSIFIED CONSERVATIVE
FUND
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 39.7%
   SEI Institutional International Trust
     International Equity Fund       393,647      $  4,236
   SEI Institutional Managed Trust
     Large Cap Growth Fund           252,246         7,348
   SEI Institutional Managed Trust
     Large Cap Value Fund            387,324         7,305
   SEI Institutional Managed Trust
     Small Cap Growth Fund            57,813         1,033
   SEI Institutional Managed Trust
     Small Cap Value Fund             75,493         1,008
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $18,182)                                   20,930
                                                  --------
FIXED INCOME FUNDS -- 59.3%
   SEI Institutional International Trust
     Fixed Income Fund               707,894         7,787
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,260,396        23,440
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $31,973)                                   31,227
                                                  --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           531,000           531
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $531)                                         531
                                                  --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $50,686)                                   52,688
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%               21
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   3,529,512 outstanding shares
   of beneficial interest                           37,399
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   1,090,657 outstanding shares
   of beneficial interest                           11,712
Undistributed net investment income                    610
Accumulated net realized gain
   on investments                                      986
Net unrealized appreciation on investments           2,002
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $ 52,709
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  11.42
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                      $  11.37
                                                  ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 59.8%
   SEI Institutional International
     Trust Emerging Markets
      Equity Fund                    245,287      $  1,884
   SEI Institutional International
     Trust Equity Fund               351,050         3,777
   SEI Institutional Managed Trust
     Large Cap Growth Fund           195,956         5,708
   SEI Institutional Managed Trust
     Large Cap Value Fund            300,621         5,670
   SEI Institutional Managed Trust
     Small Cap Growth Fund            44,985           804
   SEI Institutional Managed Trust
     Small Cap Value Fund             58,910           786
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $17,540)                                   18,629
                                                  --------

FIXED INCOME FUNDS -- 39.2%
   SEI Institutional International
     Trust Emerging Markets
     Debt Fund                       163,115         1,231
   SEI Institutional International
     Trust International Fixed
     Income Fund                     167,530         1,843
   SEI Institutional Managed Trust
     Core Fixed Income Fund          763,025         7,913
   SEI Institutional Managed Trust
     High Yield Bond Fund            115,323         1,233
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $12,614)                                   12,220
                                                  --------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           316,000           316
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $316)                                         316
                                                  --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $30,470)                                   31,165
                                                  --------
OTHER ASSETS AND LIABILITIES, NET-- 0.0%               (13)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   1,978,412 outstanding shares
   of beneficial interest                           23,521

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   593,970 outstanding shares
   of beneficial interest                         $  6,676
Undistributed net investment income                    252
Accumulated net realized gain
   on investments                                        8
Net unrealized appreciation on investments             695
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $ 31,152
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  12.14
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  12.02
                                                  ========


DIVERSIFIED MODERATE
GROWTH FUND

EQUITY FUNDS -- 40.6%
   SEI Institutional International
     Trust Equity Fund             1,196,505        12,875
   SEI Institutional Managed Trust
     Large Cap Growth Fund           780,129        22,725
   SEI Institutional Managed Trust
     Large Cap Value Fund          1,182,560        22,303
   SEI Institutional Managed Trust
     Small Cap Growth Fund           187,172         3,345
   SEI Institutional Managed Trust
     Small Cap Value Fund            241,252         3,221
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $58,249)                                   64,469
                                                  --------

FIXED INCOME FUNDS -- 26.2%
   SEI Institutional International
     Trust Fixed Income Fund         948,750        10,436
   SEI Institutional Managed Trust
     Core Fixed Income Fund        3,015,175        31,267
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $42,136)                                   41,703
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


DIVERSIFIED MODERATE
GROWTH FUND (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------


MONEY MARKET FUND -- 0.6%
   SEI Liquid Asset Trust
     Prime Obligation Fund         1,004,000      $  1,004
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $1,004)                                     1,004
                                                  --------
TOTAL INVESTMENTS -- 67.4%
   (Cost $101,389)                                 107,176
                                                  --------
Percentages indicated are based on net assets of $159,068,416


DIVERSIFIED GLOBAL
GROWTH FUND

EQUITY FUNDS -- 79.7%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,024,899         7,871
   SEI Institutional International
     Trust Equity Fund             1,464,100        15,754
   SEI Institutional Managed Trust
     Large Cap Growth Fund           816,399        23,782
   SEI Institutional Managed Trust
     Large Cap Value Fund          1,259,876        23,761
   SEI Institutional Managed Trust
     Small Cap Growth Fund           192,260         3,436
   SEI Institutional Managed Trust
     Small Cap Value Fund            248,708         3,320
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $71,344)                                   77,924
                                                  --------

FIXED INCOME FUNDS -- 19.1%
   SEI Institutional International
     Trust Emerging Markets
     Debt Fund                       250,931         1,895
   SEI Institutional International
     Trust Fixed Income Fund         255,982         2,816
   SEI Institutional Managed Trust
     High Yield Bond Fund            174,811         1,869
   SEI Institutional Managed Trust
     Core Fixed Income Fund        1,165,621        12,087
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $19,256)                                   18,667
                                                  --------
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------


MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           959,000      $    959
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $959)                                         959
                                                  --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $91,560)                                   97,550
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%              227
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   5,962,627 outstanding shares
   of beneficial interest                           73,514
Fund Shares of Class D (unlimited
  authorization -- no par value) based on
   1,444,211 outstanding shares
   of beneficial interest                           16,405
Undistributed net investment income                    553
Accumulated net realized gain
   on investments                                    1,315
Net unrealized appreciation on investments           5,990
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $ 97,777
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  13.22
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  13.14
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

DIVERSIFIED GLOBAL
STOCK FUND
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 99.4%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                     583,931      $  4,485
   SEI Institutional International
     Trust Equity Fund               837,035         9,006
   SEI Institutional Managed Trust
     Large Cap Growth Fund           459,615        13,389
   SEI Institutional Managed Trust
     Large Cap Value Fund            711,847        13,425
   SEI Institutional Managed Trust
     Small Cap Growth Fund           103,674         1,853
   SEI Institutional Managed Trust
     Small Cap Value Fund            136,111         1,817
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $41,065)                                   43,975
                                                  --------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           438,000           438
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $438)                                         438
                                                  --------
TOTAL INVESTMENTS -- 100.4%
   (Cost $41,503)                                   44,413
                                                  --------
OTHER ASSETS AND LIABILITIES, NET-- (0.4%)            (162)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   2,966,594 outstanding shares
   of beneficial interest                           35,357
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   497,443 outstanding shares
   of beneficial interest                            6,305
Undistributed net investment income                     63
Accumulated net realized loss
   on investments                                     (384)
Net unrealized appreciation on investments           2,910
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $ 44,251
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  12.80
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  12.59
                                                  ========

DIVERSIFIED U.S.
STOCK FUND

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
EQUITY FUNDS -- 99.0%
   SEI Institutional Managed Trust
     Large Cap Growth Fund         1,276,104      $ 37,173
   SEI Institutional Managed Trust
     Large Cap Value Fund          1,947,925        36,738
   SEI Institutional Managed Trust
     Small Cap Growth Fund           293,487         5,245
   SEI Institutional Managed Trust
     Small Cap Value Fund            377,923         5,045
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $76,336)                                   84,201
                                                  --------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           865,000           865
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $865)                                         865
                                                  --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $77,201)                                   85,066
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%             (33)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   3,870,108 outstanding shares
   of beneficial interest                           56,127
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   1,579,624 outstanding shares
   of beneficial interest                           20,709
Undistributed net investment income                     35
Accumulated net realized gain
   on investments                                      297
Net unrealized appreciation on investments           7,865
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $85,033
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  15.70
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  15.36
                                                  ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999


                                                                                 ------------
                                                                                  DIVERSIFIED
                                                                                   MODERATE
                                                                                    GROWTH
                                                                                 ------------
ASSETS:
   Cash                                                                            $ 52,480
   Investments (Cost $101,389)                                                      107,176
   Income receivable                                                                    139
                                                                                   --------
   Total Assets                                                                     159,795
                                                                                   --------
LIABILITIES:
   Investment securities purchased                                                     (661)
   Accrued expenses payable                                                             (66)
                                                                                   --------
   Total Liabilities                                                                   (727)
                                                                                   --------
      Total Net Assets                                                             $159,068
                                                                                   ========
NET ASSETS:
   Fund Shares of Class A (unlimited authorization -- no par value)
     based on 9,982,198 outstanding shares of beneficial interest                   125,693
   Fund Shares of Class D (unlimited authorization -- no par value)
     based on 2,102,404 outstanding shares of beneficial interest                    25,587
   Undistributed net investment income                                                  775
   Accumulated net realized gain on investments                                       1,226
   Net unrealized appreciation on investments                                         5,787
                                                                                   --------
   TOTAL NET ASSETS-- 100.0%                                                       $159,068
                                                                                   ========

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAR -- CLASS A                $13.18
                                                                                   ========

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -- CLASS D               $13.10
                                                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE YEAR ENDED MARCH 31, 1999

                                               ------------  ------------  ------------
                                                DIVERSIFIED                 DIVERSIFIED
                                               CONSERVATIVE   DIVERSIFIED     GLOBAL
                                                  INCOME     CONSERVATIVE    MODERATE
                                                   FUND          FUND      GROWTH FUND
                                               ------------  ------------  ------------
INVESTMENT INCOME:
   Income distributions from
     affiliated funds                             $  957        $1,525        $  776
                                                  ------        ------        ------
EXPENSES:
   Administration fees                                46            86            54
   Less administration fees waived                   (78)         (145)          (99)
   Investment advisory fees                           23            43            27
   Custodian fees                                      3             6             4
   Transfer agent fees                                 7            13            11
   Professional fees                                   3            10             6
   Registration & filing fees                         10            25            22
   Printing fees                                       4             7             5
   Trustee fees                                        2             3             2
   Distribution & shareholder
     servicing fees*                                  42           106            68
   Amortization of deferred
     organization costs                                4             4            --
   Other expenses                                     --            --            --
                                                  ------        ------        ------
         Total expenses after waivers
           and reimbursements                         66           158           100
                                                  ------        ------        ------
NET INVESTMENT INCOME                                891         1,367           676
                                                  ------        ------        ------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Capital gain distributions received
     from affiliated investments                     443         1,206           629
   Net realized gain from
     security transactions                           494         1,564           240
   Net change in unrealized
     appreciation/(depreciation) on investments     (209)          339          (262)
                                                  ------        ------        ------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                $1,619        $4,476        $1,283
                                                  ======        ======        ======


*All distribution and shareholder servicing fees are incurred at the Class D level.
Amounts designated as "--" are zero or have been rounded to zero.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------  ------------  ------------  -----------
 DIVERSIFIED  DIVERSIFIED   DIVERSIFIED
  MODERATE       GLOBAL        GLOBAL     DIVERSIFIED
   INCOME        GROWTH        STOCK       U.S. STOCK
    FUND          FUND          FUND          FUND
------------  ------------  ------------  -----------


   $2,188        $1,508       $  232         $  382
   ------        ------       ------

      173           173           69            128
     (326)         (327)        (132)          (240)
       87            86           34             64
       12            12            4              9
       43            40           21             34
       26            28            4             16
       63            69           24             47
       15            15            6             11
        6             6            3              5

      205           156           57            190

        4             4            8              4
        1            --           --             --
   ------        ------       ------         ------

      309           262           98            268
   ------        ------       ------         ------
    1,879         1,246          134            114
   ------        ------       ------         ------



    2,325         2,161           997         1,936

    3,143         2,128           670         3,513

      256        (1,136)          561           800
   ------        ------        ------        ------

   $7,603        $4,399        $2,362        $6,363
   ======        ======        ======        ======


STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR YEARS ENDED MARCH 31,


                                                                               ------------------   ------------------
                                                                                   DIVERSIFIED
                                                                                  CONSERVATIVE          DIVERSIFIED
                                                                                     INCOME            CONSERVATIVE
                                                                                      FUND                 FUND
                                                                               ------------------   ------------------

                                                                                 1999       1998      1999       1998
                                                                               -------    -------   -------    -------
OPERATIONS:
   Net investment income                                                       $   891    $   400   $ 1,367    $   554
   Capital gain distributions received from investments                            443        213     1,206        630
   Net realized gain from security transactions                                    494        358     1,564        313
   Net change in unrealized appreciation/(depreciation) on investments            (209)       555       339      1,857
                                                                               -------    -------   -------    -------
Net increase in net assets resulting from operations                             1,619      1,526     4,476      3,354
                                                                               -------    -------   -------    -------

DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                      (674)      (245)     (745)      (356)
     Class D                                                                      (119)       (46)     (160)       (77)
   Net realized gains:
     Class A                                                                      (845)      (260)   (1,979)      (264)
     Class D                                                                      (220)       (64)     (612)       (82)
                                                                               -------    -------   -------    -------
   Total distributions                                                          (1,858)      (615)   (3,496)      (779)
                                                                               -------    -------   -------    -------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                  22,245     13,180    29,879     17,787
   Reinvestment of distributions                                                 1,156        369     2,414        496
   Cost of shares redeemed                                                     (15,111)    (3,370)  (15,023)    (4,157)
                                                                               -------    -------   -------    -------
   Increase in net assets derived from Class A transactions                      8,290     10,179    17,270     14,126
                                                                               -------    -------   -------    -------
CLASS D:
   Proceeds from shares issued                                                   3,547      3,994     8,741      5,038
   Reinvestment of distributions                                                   309        110       761        159
   Cost of shares redeemed                                                      (1,289)    (2,318)   (3,010)    (1,624)
                                                                               -------    -------   -------    -------
   Increase in net assets derived from Class D transactions                      2,567      1,786     6,492      3,573
                                                                               -------    -------   -------    -------
   Increase in net assets derived from capital share transactions               10,857     11,965    23,762     17,699
                                                                               -------    -------   -------    -------
   Net increase in net assets                                                   10,618     12,876    24,742     20,274
                                                                               -------    -------   -------    -------
NET ASSETS:
   Beginning of period                                                          16,462      3,586    27,967      7,693
                                                                               -------    -------   -------    -------
   End of period                                                               $27,080    $16,462   $52,709    $27,967
                                                                               =======    =======   =======    =======

CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Shares issued                                                                 1,915      1,161     2,678      1,674
   Shares issued in lieu of cash distributions                                     100         33       214         47
   Shares redeemed                                                              (1,300)      (298)   (1,319)      (386)
                                                                               -------    -------   -------    -------
     Total Class A transactions                                                    715        896     1,573      1,335
                                                                               -------    -------   -------    -------
CLASS D:
   Shares issued                                                                   305        359       771        476
   Shares issued in lieu of cash distributions                                      27         10        68         15
   Shares redeemed                                                                (111)      (204)     (267)      (151)
                                                                               -------    -------   -------    -------
     Total Class D transactions                                                    221        165       572        340
                                                                               -------    -------   -------    -------
   Increase in capital shares                                                      936      1,061     2,145      1,675
                                                                               =======    =======   =======    =======


AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

-------------------     ----------------------     ---------------------     -------------------     -------------------
     DIVERSIFIED              DIVERSIFIED               DIVERSIFIED              DIVERSIFIED
       GLOBAL                  MODERATE                   GLOBAL                   GLOBAL                 DIVERSIFIED
   MODERATE GROWTH              GROWTH                    GROWTH                    STOCK                  U.S. STOCK
        FUND                     FUND                      FUND                     FUND                      FUND
-------------------     ----------------------     ---------------------     -------------------     -------------------
   1999      1998           1999       1998           1999       1998          1999       1998         1999       1998
---------- --------     ----------- ----------     ---------- ----------     -------- ----------     -------- ----------

 $  676     $   229      $  1,879    $   846        $ 1,246    $   704        $  134    $    91       $   114    $    47
    629         502         2,325      1,771          2,161      2,437           997        773         1,936      1,895
    240         187         3,143        935          2,128      1,042           670         71         3,513      1,139
   (262)        960           256      5,707         (1,136)     7,169           561      2,482           800      6,802
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
  1,283       1,878         7,603      9,259          4,399     11,352         2,362      3,417         6,363      9,883
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------



   (404)       (111)       (1,111)      (622)          (733)      (561)          (54)       (93)          (44)       (64)
    (78)        (60)         (178)       (84)           (37)       (80)           --         (7)           --         --

 (1,120)        (41)       (4,761)    (1,057)        (4,714)    (1,188)       (2,398)      (146)       (5,045)    (1,145)
   (354)        (35)       (1,681)      (197)        (1,053)      (349)         (465)       (21)       (2,197)      (614)
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
 (1,956)       (247)       (7,731)    (1,960)        (6,537)    (2,178)       (2,917)      (267)       (7,286)    (1,823)
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------


 20,824      13,106        97,031     35,766         41,154     38,977        24,792     13,759        49,418     13,930
  1,250         118         4,777      1,174          5,084      1,501         2,345        222         4,601        974
(10,804)     (1,042)      (20,958)    (7,312)       (22,669)    (6,332)       (8,643)    (1,931)      (18,120)    (3,394)
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
 11,270      12,182        80,850     29,628         23,569     34,146        18,494     12,050        35,899     11,510
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------

  2,019       8,923        19,641      3,856          7,270     10,274         5,849      2,670        12,119      8,220
    491          95         1,800        281          1,054        428           450         27         2,163        614
 (2,211)     (2,728)       (2,708)    (3,363)        (2,939)    (5,992)       (2,627)      (110)       (3,376)    (4,203)
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
    299       6,290        18,733        774          5,385      4,710         3,672      2,587        10,906      4,631
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
 11,569      18,472        99,583     30,402         28,954     38,856        22,166     14,637        46,805     16,141
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
 10,896      20,103        99,455     37,701         26,816     48,030        21,611     17,787        45,882     24,201
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------


 20,256         153        59,612     21,911         70,961     22,931        22,640      4,853        39,151     14,950
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
$31,152     $20,256      $159,068    $59,612        $97,777    $70,961       $44,251    $22,640       $85,033    $39,151
=======     =======      ========    =======        =======    =======       =======    =======       =======    =======

  1,722       1,133         7,382      2,901          3,131      3,089         1,986      1,150         3,189        967
    106          10           373         96            405        120           196         18           315         68
   (911)        (88)       (1,605)      (602)        (1,752)      (501)         (701)      (162)       (1,216)      (249)
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
    917       1,055         6,150      2,395          1,784      2,708         1,481      1,006         2,288        786
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------

    169         783         1,494        332            562        838           455        223           782        601
     43           8           141         23             84         34            38          2           151         43
   (184)       (234)         (212)      (282)          (228)      (479)         (217)        (9)         (225)      (292)
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
     28         557         1,423         73            418        393           276        216           708        352
-------     -------      --------    -------        -------    -------       -------    -------       -------    -------
    945       1,612         7,573      2,468          2,202      3,101         1,757      1,222         2,996      1,138
=======     =======      ========    =======        =======    =======       =======    =======       =======    =======


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST




FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,




                                       NET                                                                              RATIO OF
                                    REALIZED                                  NET                                     NET INVESTMENT
            NET ASSET      NET        AND      DISTRIBUTIONS  DISTRIBUTIONS  ASSET                          RATIO OF     INCOME/
             VALUE     INVESTMENT  UNREALIZED   FROM NET          FROM        VALUE            NET ASSETS    EXPENSES    (LOSS) TO
            BEGINNING     INCOME/    GAINS ON   INVESTMENT       CAPITAL     END OF    TOTAL    END OF     TO AVERAGE   AVERAGE
            OF PERIOD    (LOSS)    SECURITIES    INCOME           GAINS       PERIOD    RETURN  PERIOD (000) NET ASSETS  NET ASSETS
====================================================================================================================================

------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  1999 #     $11.76      $0.56     $ 0.26        $(0.45)      $ (0.53)      $11.60      7.22%   $21,973        0.12%      4.02%
  1998 #      10.55       0.50       1.46         (0.44)        (0.31)       11.76     19.16     13,862        0.12       4.37
  1997(1)#    10.12       0.37       0.27         (0.21)           --        10.55      6.35*     2,983        0.12       4.38
  CLASS D
  1999 #     $11.70      $0.40     $ 0.30        $(0.34)      $ (0.53)      $11.53      6.19%   $ 5,107        1.12%      2.98%
  1998 #      10.49       0.38       1.46         (0.32)        (0.31)       11.70     17.90      2,600        1.12       3.35
  1997(2)#    10.09       0.27       0.30         (0.17)           --        10.49      5.67*       603        1.12       3.37

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  1999 #     $11.31      $0.50     $ 0.48        $(0.29)      $ (0.58)      $11.42      8.92%   $40,304        0.12%      3.42%
  1998 #       9.62       0.33       1.78         (0.27)        (0.15)       11.31     22.35     22,125        0.12       3.12
  1997(3)#     9.26       0.26       0.35         (0.18)        (0.07)        9.62      6.54*     5,989        0.12       3.56
  CLASS D
  1999 #     $11.27      $0.38     $ 0.48        $(0.18)      $ (0.58)      $11.37      7.84%   $12,405        1.12%      2.41%
  1998 #       9.58       0.24       1.78         (0.18)        (0.15)       11.27     21.29      5,842        1.12       2.13
  1997(4)#     9.33       0.19       0.26         (0.13)        (0.07)        9.58      4.84*     1,704        1.12       2.60

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A
  1999 #     $12.49      $0.40      $0.12        $(0.25)      $ (0.62)      $12.14      4.63%   $24,010        0.12%      2.76%
  1998 #      10.15       0.31       2.28         (0.19)        (0.06)       12.49     25.68     13,255        0.12       2.66
  1997(6)#    10.00       0.06       0.14         (0.05)           --        10.15      1.96*        68        0.12       2.03
  CLASS D
  1999 #     $12.38      $0.30      $0.10        $(0.14)      $ (0.62)      $12.02      3.54%    $7,142        1.12%      1.79%
  1998 #      10.11       0.17       2.28         (0.12)        (0.06)       12.38     24.38      7,001        1.12       1.72
  1997(5)#    10.00       0.02       0.13         (0.04)           --        10.11      1.52*        85        1.12       0.60

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  1999 #     $13.22      $0.32     $ 0.79        $(0.23)      $ (0.92)      $13.18      8.87%  $131,531        0.12%      2.41%
  1998 #      10.74       0.29       2.76         (0.25)        (0.32)       13.22     29.08     50,677        0.12       2.39
  1997(7)#    10.19       0.23       0.50         (0.16)        (0.02)       10.74      7.12*    15,440        0.12       2.64
  CLASS D
  1999 #     $13.16      $0.26     $ 0.72        $(0.12)      $ (0.92)      $13.10      7.71%   $27,537        1.12%      1.40%
  1998 #      10.67       0.18       2.76         (0.13)        (0.32)       13.16     27.99      8,935        1.12       1.37
  1997(8)#    10.21       0.15       0.44         (0.11)        (0.02)       10.67      5.71*     6,471        1.12       1.63



                    RATIO         RATIO OF
                 OF EXPENSES    NET INVESTMENT
                 TO AVERAGE      INCOME/(LOSS)
                 NET ASSETS      TO AVERAGE NET
                 (EXCLUDING      ASSETS (EXCLUDING      PORTFOLIO
                 WAIVERS AND      WAIVERS AND           TURNOVER
                REIMBURSEMENT)   REIMBURSEMENT)           RATE
================================================================================
------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  1999 #            0.45%             3.69%                63%
  1998 #            1.01              3.48                 52
  1997(1)#          3.65+             0.85+                27
  CLASS D
  1999 #            1.45%             2.65%                63%
  1998 #            2.27              2.20                 52
  1997(2)#          N/A++             N/A++                27

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------

  CLASS A
  1999 #            0.45%             3.09%                30%
  1998 #            0.81              2.43                 24
  1997(3)#          2.75+             0.93+                65
  CLASS D
  1999 #            1.46%             2.07%                30%
  1998 #            1.91              1.34                 24
  1997(4)#          3.72+             0.00+                65

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------

  CLASS A
  1999 #            0.49%             2.39%                34%
  1998 #            0.86              1.92                 30
  1997(6)#          N/A++             N/A++                 3
  CLASS D
  1999 #            1.49%             1.42%                34%
  1998 #            1.93              0.91                 30
  1997(5)#          N/A++             N/A++                 3

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------

  CLASS A
  1999 #            0.50%             2.03%                22%
  1998 #            0.74              1.77                 20
  1997(7)#          1.45+             1.31+                22
  CLASS D
  1999 #            1.48%             1.04%                22%
  1998 #            1.80              0.69                 20
  1997(8)#          2.57+             0.18+                22




 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                       NET                                                                              RATIO OF
                                    REALIZED                                  NET                                     NET INVESTMENT
            NET ASSET      NET        AND      DISTRIBUTIONS  DISTRIBUTIONS  ASSET                          RATIO OF     INCOME/
             VALUE     INVESTMENT  UNREALIZED   FROM NET          FROM        VALUE            NET ASSETS    EXPENSES    (LOSS) TO
            BEGINNING     INCOME/    GAINS ON   INVESTMENT       CAPITAL     END OF    TOTAL    END OF     TO AVERAGE   AVERAGE
            OF PERIOD    (LOSS)    SECURITIES    INCOME           GAINS       PERIOD    RETURN  PERIOD (000) NET ASSETS  NET ASSETS
====================================================================================================================================

------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------
  CLASS A
  1999 #     $13.64      $0.29     $ 0.27        $(0.14)      $ (0.84)      $13.22      4.63%   $78,798        0.12%      1.66%
  1998 #      10.91       0.22       3.04         (0.19)        (0.34)       13.64     30.38     57,012        0.12       1.76
  1997(1)#    10.19       0.15       0.68         (0.10)        (0.01)       10.91      8.10*    16,049        0.12       1.74
  CLASS D
  1999 #     $13.59      $0.14     $ 0.28        $(0.03)      $ (0.84)      $13.14      3.50%   $18,979        1.12%      0.49%
  1998 #      10.87       0.10       3.04         (0.08)        (0.34)       13.59     29.22     13,949        1.12       0.72
  1997(8)#    10.24       0.06       0.63         (0.05)        (0.01)       10.87      6.69*     6,882        1.12       0.71

------------------------------
DIVERSIFIED GLOBAL STOCK FUND
------------------------------
  CLASS A
  1999 #     $13.28      $0.12     $ 0.36        $(0.03)      $ (0.93)      $12.80      4.22%   $37,987        0.12%      0.58%
  1998 #      10.04       0.15       3.31         (0.09)        (0.13)       13.28     34.70     19,730        0.12       0.85
  1997(10)#   10.00       0.02       0.05         (0.03)           --        10.04      0.67*     4,807        0.12       0.65
  CLASS D
  1999 #     $13.16      $0.03     $ 0.33        $  .--       $ (0.93)      $12.59      3.23%   $ 6,264        1.12%     (0.56)%
  1998 #      10.01       0.01       3.31         (0.04)        (0.13)       13.16     33.38      2,910        1.12      (0.07)
  1997(5)#    10.00      (0.03)      0.06         (0.02)           --        10.01      0.31*        46        1.12      (1.06)

---------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------
  CLASS A
  1999 #     $16.03      $0.09     $ 1.25        $(0.03)      $ (1.64)      $15.70      9.33%   $60,766        0.12%      0.48%
  1998 #      11.38       0.08       5.53         (0.05)        (0.91)       16.03     50.40     25,357        0.12       0.57
  1997(9)#    10.27       0.07       1.09         (0.05)           --        11.38     11.33*     9,065        0.12       0.72
  CLASS D
  1999 #     $15.83      $0.03     $ 1.14        $  --       $ (1.64)      $15.36      8.18%   $24,267        1.12%     (0.53)%
  1998 #      11.32      (0.11)      5.53           --         (0.91)       15.83     48.86     13,794        1.12      (0.42)
  1997(4)#    10.36      (0.03)      1.01         (0.02)          --        11.32      9.43*     5,885        1.12      (0.39)

                    RATIO         RATIO OF
                 OF EXPENSES    NET INVESTMENT
                 TO AVERAGE      INCOME/(LOSS)
                 NET ASSETS      TO AVERAGE NET
                  (EXCLUDING      ASSETS (EXCLUDING     PORTFOLIO
                 WAIVERS AND     WAIVERS AND            TURNOVER
                REIMBURSEMENT)   REIMBURSEMENT)           RATE
================================================================================

------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------

  CLASS A
  1999 #            0.50%             1.28%                18%
  1998 #            0.72              1.16                 15
  1997(1)#          1.53+             0.33+                13
  CLASS D
  1999 #            1.50%             0.11%                18%
  1998 #            1.76              0.08                 15
  1997(8)#          2.56+            (0.73)+               13

------------------------------
DIVERSIFIED GLOBAL STOCK FUND
------------------------------

  CLASS A
  1999 #            0.50%             0.20%                30%
  1998 #            1.13             (0.16)                10
  1997(10)#         2.13+            (1.36)+               --
  CLASS D
  1999 #            1.50%            (0.94)%               30%
  1998 #            2.52             (1.47)                10
  1997(5)#          N/A++              N/A++               --

---------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------

  CLASS A
  1999 #            0.49%             0.11%                30%
  1998 #            0.80             (0.11)                21
  1997(9)#          1.84+            (1.00)+               28
  CLASS D
  1999 #            1.50%            (0.91)%               30%
  1998 #            1.82             (1.12)                21
  1997(4)#          2.75+            (2.02)+               28

   + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.
  ++ RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE SEI INVESTMENTS WILL BEAR ALL EXPENSEs EXCEEDING SPECIFIC LIMITATIONS.
   #  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
   *  TOTAL RETURN HAS NOT BEEN ANNUALIZED.
 (1) COMMENCED OPERATIONS 6/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (2) COMMENCED OPERATIONS 6/21/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (3) COMMENCED OPERATIONS 6/26/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (4)  COMMENCED OPERATIONS 7/1/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
      ANNUALIZED.
 (5) COMMENCED OPERATIONS 12/5/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (6) COMMENCED OPERATIONS 12/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (7) COMMENCED OPERATIONS 6/10/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (8) COMMENCED OPERATIONS 5/30/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (9) COMMENCED OPERATIONS 5/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(10) COMMENCED OPERATIONS 12/9/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

 AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999



1.   ORGANIZATION
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Investments Fund Management (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately- managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective net asset values.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. These reclassifications have no effect on net assets or net asset value per share.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported

--------------------------------------------------------------------------------

     amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMCO" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing.
For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Adviser at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.
     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
                                                                              23

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the period ended March 31, 1999 were as follows:
                                                   Total
                                                   (000)
                                                  -------
Diversified Conservative Income Fund
PURCHASES...................................     $19,741
SALES.......................................      11,511

Diversified Conservative Fund
PURCHASES...................................     $35,141
SALES.......................................      12,530

Diversified Global Moderate Growth Fund
PURCHASES...................................     $19,900
SALES.......................................       9,089

Diversified Moderate Growth Fund
PURCHASES...................................     $62,852
SALES.......................................      18,933

Diversified Global Growth Fund
PURCHASES...................................     $40,333
SALES.......................................      14,887

Diversified Global Stock Fund
PURCHASES...................................     $30,531
SALES.......................................      10,150

Diversified U.S. Stock Fund
PURCHASES...................................     $59,886
SALES.......................................      18,669





At March 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 1999 for each Fund is as follows:

                                                  NET
                    APPRECIATED  DEPRECIATED  UNREALIZED
                    SECURITIES   SECURITIES  APPRECIATION
                       (000)        (000)        (000)
                    -----------  ----------- ------------
Diversified
   Conservative
   Income              $  711     $  (399)      $  312
Diversified
   Conservative         3,145      (1,143)       2,002
Diversified
   Global
   Moderate
   Growth               1,760      (1,065)         695
Diversified
   Moderate
   Growth               7,812      (2,025)       5,787
Diversified
   Global
   Growth               9,946      (3,956)       5,990
Diversified
   Global Stock         4,387      (1,477)       2,910
Diversified
   U.S. Stock          10,091      (2,226)       7,865

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- March 31, 1999


To the Shareholders and Trustees of
SEI Asset Allocation Trust

In our opinion, the accompanying statement of assets and liabilities including the schedule of investments, of Diversified Moderate Growth Fund and the accompanying statements of net assets of Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust"), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of SEI Asset Allocation Trust at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the years (or periods) presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 1999 by correspondence with the transfer agent of the affiliated funds, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 30, 1999

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1999 (UNAUDITED)


For shareholders that do not have a March 31, 1999 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 1999 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 1999 the Funds of the SEI Asset Allocation Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                         (A)              (B)
                                      LONG TERM         ORDINARY
                                    CAPITAL GAINS        INCOME           TOTAL
                                    DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS
FUND                                 (TAX BASIS)       (TAX BASIS)      (TAX BASIS)
----------                          -------------     -------------    -------------
Diversified Conservative Income         29.92%           70.08%            100%
Diversified Conservative                48.18%           51.82%            100%
Diversified Global Moderate Growth      40.81%           59.19%            100%
Diversified Moderate Growth             61.65%           38.35%            100%
Diversified Global Growth               63.34%           36.66%            100%
Diversified Global Stock                79.10%           20.90%            100%
Diversified U.S. Stock                  85.03%           14.97%            100%

                                          (C)           (D)               (E)
                                       QUALIFYING    TAX-EXEMPT          FOREIGN
FUND                                  DIVIDENDS(1)    INTEREST         TAX CREDIT
----------                            ------------   ----------        ----------
Diversified Conservative Income          3.03%           0%                0%
Diversified Conservative                 6.43%           0%                0%
Diversified Global Moderate Growth       8.67%           0%                0%
Diversified Moderate Growth             11.23%           0%                0%
Diversified Global Growth               17.93%           0%                0%
Diversified Global Stock                29.24%           0%                0%
Diversified U.S. Stock                  36.99%           0%                0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D)are based on the percentage of ordinary income distributions of each Fund.

                                      NOTES

                                      NOTES

--------------------------
SEI ASSET ALLOCATION TRUST
--------------------------
ANNUAL REPORT
--------------------------
March 31, 1999

Robert A. Nesher
CHAIRMAN
TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP









THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.
FOR MORE INFORMATION CALL
1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet]800[bullet]342[bullet]5734

[LOGO OMITTED]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-121-03